Consolidated Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	₪ 232,589	₪ 196,217
Restricted cash	13,907	21,083
Trade receivables, net	36,919	17,407
Other receivables	97,375	33,244
Inventory	120,133	62,313
Biological assets	6,365	5,566
Financial assets measured at fair value through profit or loss	205	330
Total Current assets	507,493	336,160
Non-current assets
Property, plant and equipment and right-of-use asset	103,133	86,509
Goodwill	284,181	268,291
Investment in associate and loan	40,000
Deferred tax assets	20,635	3,020
Financial assets measured at fair value through profit or loss	2,565	2,565
Total Non-current assets	450,514	360,385
Total assets	958,007	696,545
Current liabilities
Short term loans and current maturities	126,935	70,559
Trade payables	126,067	64,474
Other payables	48,397	41,050
Contingent consideration	10,230	15,780
Short term loans from non-controlling interest	1,090	1,722
Total Current liabilities	312,719	193,585
Non-current liabilities
Long term loans	99,684	11,877
Liabilities in respect of employee benefits	1,025	224
Loan from related party		76
Lease liability	23,102	21,371
Total Non-current liabilities	123,811	33,548
Total liabilities	436,530	227,133
Equity
Share capital, premium and other reserves	632,025	623,567
Capital reserve for transactions with controlling shareholder	2,388	2,388
Receipts on account of shares	8,541	8,541
Accumulated losses	(141,649)	(186,468)
Equity attributable to owners of the Company	501,305	448,028
Non-controlling interests	20,172	21,384	[1]
Total equity	521,477	469,412
Total equity and liabilities	₪ 958,007	₪ 696,545

[1]	Immaterial adjustment of comparative data, see Note 2 (W)